Income Taxes - Schedule of Income by Tax Jurisdictions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Income by Tax Jurisdictions [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Domestic	¥ 45,501
Income (Loss) from Continuing Operations before Income Taxes, Foreign	(56,771)	(21,890)	(5,078)
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Amount	¥ (11,270)	¥ (21,890)	¥ (5,078)